(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents a reconciliation of basic and diluted earnings per share:

	For the years ended December, 31
	2018	2017	2016
Numerator:
Net (loss) income	$(3,818,737)	$24,048,184	$13,888,767
Denominator:
Weighted average number of common stock outstanding-basic and diluted	22,114,188	20,880,706	20,000,000
(Loss) earnings per share – Basic and diluted:	$(0.17)	$1.15	$0.69